DIVESTITURES (Schedule of liabilities and assets related to un-assigned contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred revenue	$ 0	$ 11,700	$ 10,200
Prepaid contract service costs to buyer	0	$ 5,700	$ 5,300
IPTV divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred revenue				$ 5,100	$ 10,000
Customer advances					37,300
Total liabilities associated with the unassigned IPTV contracts	$ 11,600				47,300
Deferred contract costs					24,600
Prepaid contract service costs to buyer					22,700
Total assets associated with the un-assigned IPTV contracts					$ 47,300